Consulting Agreement (Details Narrative) - JPY (¥) ¥ / shares in Units, ¥ in Thousands		6 Months Ended
	Apr. 24, 2023	Sep. 30, 2025
Defined Benefit Plan Disclosure [Line Items]
Cash consideration		¥ 1,527,463
Spirit Advisors, LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash consideration	¥ 320,000
Percentage of issued and outstanding	3.00%
Percentage of diluted number of ordinary shares	3.00%
Exercise price	¥ 0.01